SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Right of use assets	0	39,000
Operating lease liabilities	$ 0	$ 39,000
Operating lease, liability, statement of financial position	Operating lease liabilities	Operating lease liabilities